Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision Income Tax [Line Items]
Statutory Rate Times Pre-tax Income					$ 12,153	$ 9,791	$ 6,660
Add (Subtract) the Tax Effect of:
Income from Tax-exempt Loans and Investments					(1,007)	(780)	(533)
State Income Tax, Net of Federal Tax Effect					494	99	105
General Business Tax Credits					(547)	(370)	(365)
Company Owned Life Insurance					(341)	(385)	(282)
Gain on American Community Bancorp, Inc, Stock					0	(366)	0
Other Differences					(83)	(263)	38
Total	$ 3,229	$ 2,701	$ 5,743	$ 5,229	$ 10,669	$ 7,726	$ 5,623